Goodwill and intangible assets - Summary of Changes In Goodwill (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	¥ 726,109	¥ 690,929
Increase (decrease) due to:
Acquisitions	197,644	15,679
Disposals or classified as held for sale	(40,201)	(2,486)
Translation adjustments	69,343	21,987
Balance at end of the fiscal year	952,895	726,109
Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	1,073,178	1,035,320
Increase (decrease) due to:
Balance at end of the fiscal year	1,312,615	1,073,178
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	(347,069)	(344,391)
Increase (decrease) due to:
Balance at end of the fiscal year	¥ (359,720)	¥ (347,069)